SCHEDULE OF MOVEMENT OF ALLOWANCES FOR EXPECTED CREDIT LOSS (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Impairment Effects on Earnings Per Share [Line Items]
Balance at beginning of the year	$ 20,322	$ 49,573
Provision (reversal of)	(4,213)	(29,251)
Ending balance	16,109	20,322
Deposits and Other Current Assets [Member]
Impairment Effects on Earnings Per Share [Line Items]
Balance at beginning of the year	540	56
Provision (reversal of)	(439)	484
Ending balance	$ 101	$ 540